Note 7 - Intangible Assets, Net and Goodwill - Carrying Values of Amortizable Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross					$ 900,000	$ 0
Amortization of Intangible Assets	$ 1,924,523	$ 48,750	$ 2,022,025	$ 146,250
Finite-Lived Intangible Assets, Net	3,919,717		3,919,717		705,000
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	200,000		200,000		200,000
Amortization of Intangible Assets			35,000		30,000
Finite-Lived Intangible Assets, Net	165,000		165,000		180,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	650,000		650,000		650,000
Amortization of Intangible Assets			284,378		162,500
Finite-Lived Intangible Assets, Net	365,622		365,622		487,500
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	50,000		50,000		50,000
Amortization of Intangible Assets			21,875		12,500
Finite-Lived Intangible Assets, Net	28,125		28,125		37,500
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,236,742		5,236,742
Amortization of Intangible Assets			1,875,772
Finite-Lived Intangible Assets, Net	3,360,970		3,360,970
Total [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	6,136,742		6,136,742		900,000
Amortization of Intangible Assets			2,217,025		195,000
Finite-Lived Intangible Assets, Net	$ 3,919,717		$ 3,919,717		$ 705,000